Outstanding Loans and Leases (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mezzanine risk protection	$ 783,000,000		$ 1,100,000,000
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	9,154,000,000	[1]	10,475,000,000	[2]
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	5,103,000,000	[1]	6,486,000,000	[2]
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	47,557,000,000	[3]	51,491,000,000	[4]
Financing Receivable Recorded Investment Past Due Excluding 1 To 29 Days Past Due	61,814,000,000		68,452,000,000
Financing Receivable Recorded Investment Current And 1 To 29 Days Past Due	823,781,000,000	[5]	833,629,000,000	[6]
Loans Receivable, Fair Value Disclosure	8,804,000,000		3,321,000,000
Number of Basis point of the original pool balance to be required to reimburse the Mezzanine risk protection	10
Percent of the original pool balance to be required to reimburse the Mezzanine risk protection	0.10%
Purchased Credit-Impaired	31,801,000,000	[7]	35,038,000,000	[8]
Loans and Leases Receivable, Total Outstanding	926,200,000,000		940,440,000,000
Loans and leases receivable Purchased Credit Impaired home loans from acquisition			1,600,000,000
Receivables from synthetic securitizations for reimbursement of losses	359,000,000		722,000,000
Residential Mortgage loans under mezzanine risk protection agreements	23,900,000,000		53,900,000,000
Credit Card and Other Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	8,505,000,000	[1]	9,497,000,000	[2]
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	4,863,000,000	[1]	6,016,000,000	[2]
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	40,907,000,000	[3]	41,023,000,000	[4]
Financing Receivable Recorded Investment Past Due Excluding 1 To 29 Days Past Due	54,275,000,000		56,536,000,000
Financing Receivable Recorded Investment Current And 1 To 29 Days Past Due	521,118,000,000	[5]	552,080,000,000	[6]
Purchased Credit-Impaired	31,801,000,000	[7]	34,834,000,000	[8]
Loans and Leases Receivable, Total Outstanding	609,384,000,000		643,450,000,000
Loans and Leases Receivable, Net of Deferred Income and Loans At Fair Value	607,194,000,000
Consumer Including Residential Mortgage Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	8,505,000,000	[1]
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	4,863,000,000	[1]
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	40,907,000,000	[3]
Financing Receivable Recorded Investment Past Due Excluding 1 To 29 Days Past Due	54,275,000,000
Financing Receivable Recorded Investment Current And 1 To 29 Days Past Due	521,118,000,000	[5]
Loans Receivable, Fair Value Disclosure	2,190,000,000
Purchased Credit-Impaired	31,801,000,000	[7]
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	649,000,000	[1]	978,000,000	[2]
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	240,000,000	[1]	470,000,000	[2]
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	6,650,000,000	[3]	10,468,000,000	[4]
Financing Receivable Recorded Investment Past Due Excluding 1 To 29 Days Past Due	7,539,000,000		11,916,000,000
Financing Receivable Recorded Investment Current And 1 To 29 Days Past Due	302,663,000,000		281,549,000,000	[6]
Loans Receivable, Fair Value Disclosure	6,614,000,000	[1],[9]	3,321,000,000
Purchased Credit-Impaired			204,000,000	[8]
Loans and Leases Receivable, Total Outstanding	316,816,000,000		296,990,000,000
Loans and Leases Receivable, Net of Deferred Income and Loans At Fair Value	310,202,000,000		293,669,000,000
Residential Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unpaid Principal Balance of Loans Covered by Protection Agreements	23,800,000,000		12,900,000,000
Residential Mortgage [Member] | Home Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable, Fair Value Disclosure	906,000,000
Purchased Credit-Impaired	9,966,000,000	[10]	10,592,000,000
Residential Mortgage [Member] | Core Sub Portfolio Segment [Member] | Home Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	2,151,000,000	[1],[11]	1,160,000,000	[12],[2]
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	751,000,000	[1],[11]	236,000,000	[12],[2]
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	3,017,000,000	[11],[3]	1,255,000,000	[12],[4]
Financing Receivable Recorded Investment Past Due Excluding 1 To 29 Days Past Due	5,919,000,000	[11]	2,651,000,000	[12]
Financing Receivable Recorded Investment Current And 1 To 29 Days Past Due	172,418,000,000	[11],[5]	164,276,000,000	[12],[6]
Loans and Leases Receivable, Total Outstanding	178,337,000,000	[10],[11],[13]	166,927,000,000	[10],[12]
Residential Mortgage [Member] | Legacy Assets & Servicing Sub Portfolio Segment [Member] | Home Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	3,195,000,000	[1]	3,999,000,000	[2]
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	2,174,000,000	[1]	2,879,000,000	[2]
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	32,167,000,000	[3]	31,985,000,000	[4]
Financing Receivable Recorded Investment Past Due Excluding 1 To 29 Days Past Due	37,536,000,000		38,863,000,000
Financing Receivable Recorded Investment Current And 1 To 29 Days Past Due	36,451,000,000	[5]	41,591,000,000	[6]
Purchased Credit-Impaired	9,966,000,000	[7]	10,592,000,000	[8]
Loans and Leases Receivable, Total Outstanding	83,953,000,000		91,046,000,000
Home Equity [Member] | Home Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased Credit-Impaired	11,978,000,000		12,590,000,000
Home Equity [Member] | Core Sub Portfolio Segment [Member] | Home Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	260,000,000	[1]	186,000,000	[2]
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	155,000,000	[1]	12,000,000	[2]
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	429,000,000	[3]	105,000,000	[4]
Financing Receivable Recorded Investment Past Due Excluding 1 To 29 Days Past Due	844,000,000		303,000,000
Financing Receivable Recorded Investment Current And 1 To 29 Days Past Due	66,211,000,000	[5]	71,216,000,000	[6]
Loans and Leases Receivable, Total Outstanding	67,055,000,000	[10],[13]	71,519,000,000	[10]
Home Equity [Member] | Legacy Assets & Servicing Sub Portfolio Segment [Member] | Home Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	845,000,000	[1]	1,096,000,000	[2]
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	508,000,000	[1]	792,000,000	[2]
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	1,735,000,000	[3]	2,186,000,000	[4]
Financing Receivable Recorded Investment Past Due Excluding 1 To 29 Days Past Due	3,088,000,000		4,074,000,000
Financing Receivable Recorded Investment Current And 1 To 29 Days Past Due	42,578,000,000	[5]	49,798,000,000	[6]
Purchased Credit-Impaired	11,978,000,000	[7]	12,590,000,000	[8]
Loans and Leases Receivable, Total Outstanding	57,644,000,000		66,462,000,000
Discontinued real estate | Home Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable, Fair Value Disclosure	1,300,000,000
Purchased Credit-Impaired	9,857,000,000	[10]	11,652,000,000
Discontinued real estate | Legacy Assets & Servicing Sub Portfolio Segment [Member] | Home Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	65,000,000	[1],[14]	68,000,000	[15],[2]
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	24,000,000	[1],[14]	39,000,000	[15],[2]
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	351,000,000	[14],[3]	419,000,000	[15],[4]
Financing Receivable Recorded Investment Past Due Excluding 1 To 29 Days Past Due	440,000,000	[14]	526,000,000	[15]
Financing Receivable Recorded Investment Current And 1 To 29 Days Past Due	798,000,000	[14],[5]	930,000,000	[15],[6]
Purchased Credit-Impaired	9,857,000,000	[14],[7]	11,652,000,000	[15],[8]
Loans and Leases Receivable, Total Outstanding	11,095,000,000	[14]	13,108,000,000	[15]
Pay option loans	9,900,000,000		11,800,000,000
Subprime loans	1,200,000,000		1,300,000,000
Direct And Indirect Consumer Financing Receivable [Member] | Credit Card and Other Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Foreign Consumer within Direct Indirect consumer loans	7,600,000,000		8,000,000,000
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	805,000,000	[1],[16]	1,086,000,000	[17],[2]
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	338,000,000	[1],[16]	522,000,000	[17],[2]
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	779,000,000	[16],[3]	1,104,000,000	[17],[4]
Financing Receivable Recorded Investment Past Due Excluding 1 To 29 Days Past Due	1,922,000,000	[16]	2,712,000,000	[17]
Financing Receivable Recorded Investment Current And 1 To 29 Days Past Due	87,791,000,000	[16],[5]	87,596,000,000	[17],[6]
Loans and Leases Receivable, Total Outstanding	89,713,000,000	[16]	90,308,000,000	[17]
Dealer financial services loans in outstanding direct indirect consumer loans	43,000,000,000		43,300,000,000
Consumer Lending within Direct Indirect consumer loans	8,000,000,000		12,400,000,000
Other Consumer Loans within Direct Indirect consumer loans	1,500,000,000		3,200,000,000
Domestic Securities based lending margin loans within direct indirect consumer loans	23,600,000,000		16,600,000,000
Student Loans within Direct Indirect consumer loans	6,000,000,000		6,800,000,000
Consumer Other Financing Receivable [Member] | Credit Card and Other Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	55,000,000	[1],[18]	65,000,000	[19],[2]
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	21,000,000	[1],[18]	25,000,000	[19],[2]
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	17,000,000	[18],[3]	50,000,000	[19],[4]
Financing Receivable Recorded Investment Past Due Excluding 1 To 29 Days Past Due	93,000,000	[18]	140,000,000	[19]
Financing Receivable Recorded Investment Current And 1 To 29 Days Past Due	2,595,000,000	[18],[5]	2,690,000,000	[19],[6]
Loans and Leases Receivable, Total Outstanding	2,688,000,000	[18],[20]	2,830,000,000	[19],[21]
Consumer Finance	1,700,000,000		1,900,000,000
Consumer Overdrafts	103,000,000		88,000,000
Commercial Real Estate Receivable [Member] | Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	133,000,000	[1],[22]	250,000,000	[2],[23]
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	44,000,000	[1],[22]	70,000,000	[2],[23]
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	3,887,000,000	[22],[3]	5,876,000,000	[23],[4]
Financing Receivable Recorded Investment Past Due Excluding 1 To 29 Days Past Due	4,064,000,000	[22]	6,196,000,000	[23]
Financing Receivable Recorded Investment Current And 1 To 29 Days Past Due	35,532,000,000	[22],[5]	43,036,000,000	[23],[6]
Loans Receivable, Gross, Commercial, Real Estate			79,000,000
Purchased Credit-Impaired			161,000,000	[23],[8]
Loans and Leases Receivable, Total Outstanding	39,596,000,000	[22],[24]	49,393,000,000	[23],[25]
Finance Leases Financing Receivable [Member] | Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	78,000,000	[1]	82,000,000	[2]
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	13,000,000	[1]	18,000,000	[2]
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	40,000,000	[3]	135,000,000	[4]
Financing Receivable Recorded Investment Past Due Excluding 1 To 29 Days Past Due	131,000,000		235,000,000
Financing Receivable Recorded Investment Current And 1 To 29 Days Past Due	21,858,000,000	[5]	21,707,000,000	[6]
Loans and Leases Receivable, Total Outstanding	21,989,000,000	[24]	21,942,000,000	[25]
Small Business Commercial Receivable [Member] | Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	142,000,000	[1]	189,000,000	[2]
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	100,000,000		158,000,000	[2]
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	331,000,000		529,000,000	[4]
Financing Receivable Recorded Investment Past Due Excluding 1 To 29 Days Past Due	573,000,000		876,000,000
Financing Receivable Recorded Investment Current And 1 To 29 Days Past Due	12,678,000,000	[5]	13,843,000,000	[6]
Loans and Leases Receivable, Total Outstanding	13,251,000,000		14,719,000,000
UNITED STATES | Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable, Gross, Commercial, Real Estate	37,800,000,000		46,900,000,000
UNITED STATES | Consumer Credit Card Financing Receivable [Member] | Credit Card and Other Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	981,000,000	[1]	1,398,000,000	[2]
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	772,000,000	[1]	1,195,000,000	[2]
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	2,070,000,000	[3]	3,320,000,000	[4]
Financing Receivable Recorded Investment Past Due Excluding 1 To 29 Days Past Due	3,823,000,000		5,913,000,000
Financing Receivable Recorded Investment Current And 1 To 29 Days Past Due	98,468,000,000	[5]	107,872,000,000	[6]
Loans and Leases Receivable, Total Outstanding	102,291,000,000		113,785,000,000
UNITED STATES | Commercial Financing Receivable [Member] | Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	272,000,000	[1]	432,000,000	[2]
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	83,000,000	[1]	222,000,000	[2]
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	2,249,000,000	[3]	3,689,000,000	[4]
Financing Receivable Recorded Investment Past Due Excluding 1 To 29 Days Past Due	2,604,000,000		4,343,000,000
Financing Receivable Recorded Investment Current And 1 To 29 Days Past Due	177,344,000,000	[5]	171,241,000,000	[6]
Loans Receivable, Fair Value Disclosure	2,200,000,000		1,600,000,000
Purchased Credit-Impaired			2,000,000	[8]
Loans and Leases Receivable, Total Outstanding	179,948,000,000	[24]	175,586,000,000	[25]
UNITED STATES | Small Business Commercial Receivable [Member] | Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Total Outstanding	13,251,000,000	[24]	14,719,000,000	[25]
Non-U.S. Commercial | Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable, Gross, Commercial, Real Estate	1,800,000,000		2,500,000,000
Non-U.S. Commercial | Residential Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Total Outstanding	85,000,000		90,000,000
Non-U.S. Commercial | Consumer Credit Card Financing Receivable [Member] | Credit Card and Other Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	148,000,000	[1]	439,000,000	[2]
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	120,000,000	[1]	316,000,000	[2]
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	342,000,000	[3]	599,000,000	[4]
Financing Receivable Recorded Investment Past Due Excluding 1 To 29 Days Past Due	610,000,000		1,354,000,000
Financing Receivable Recorded Investment Current And 1 To 29 Days Past Due	13,808,000,000	[5]	26,111,000,000	[6]
Loans and Leases Receivable, Total Outstanding	14,418,000,000		27,465,000,000
Non-U.S. Commercial | Consumer Other Financing Receivable [Member] | Credit Card and Other Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Consumer Finance	929,000,000		803,000,000
Non-U.S. Commercial | Commercial Financing Receivable [Member] | Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	24,000,000	[1]	25,000,000	[2]
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due			2,000,000	[2]
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	143,000,000		239,000,000	[4]
Financing Receivable Recorded Investment Past Due Excluding 1 To 29 Days Past Due	167,000,000		266,000,000
Financing Receivable Recorded Investment Current And 1 To 29 Days Past Due	55,251,000,000	[5]	31,722,000,000	[6]
Loans Receivable, Fair Value Disclosure	4,400,000,000		1,700,000,000
Purchased Credit-Impaired			41,000,000	[8]
Loans and Leases Receivable, Total Outstanding	55,418,000,000	[24]	32,029,000,000	[25]
Thirty To Fifty Nine Days Past Due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans And Leases Receivable Fully Insured Loans	3,600,000,000		2,400,000,000
Percentage Of Outstandings By Aging	0.99%	[1]	1.11%	[2]
Thirty To Eighty Nine Days Past Due Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans And Leases Receivable Nonperforming loans	770,000,000		818,000,000
Troubled Debt Restructurings Removed from Loan With Deteriorated Credit	119,000,000		156,000,000
Thirty To Eighty Nine Days Past Due Member | Non-U.S. Commercial | Consumer Credit Card Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage Of Outstandings By Aging	2.00%		3.00%
Sixty To Eighty Nine Days Past Due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage Of Outstandings By Aging	0.55%	[1]	0.69%	[2]
Ninety Days Or More Past Due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans And Leases Receivable Fully Insured Loans	21,200,000,000		16,800,000,000
Percentage Of Outstandings By Aging	5.13%	[3]	5.48%	[4]
Troubled Debt Restructurings Removed from Loan With Deteriorated Credit	378,000,000		372,000,000
Ninety Days Or More Past Due [Member] | Non-U.S. Commercial | Consumer Credit Card Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage Of Outstandings By Aging	2.00%		2.00%
Past Due Thirty Days Or More [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage Of Outstandings By Aging	6.67%		7.28%
Current Or Less Than Thirty Days Past Due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage Of Outstandings By Aging	88.95%	[5]	88.64%	[6]
Loans And Leases Receivable Nonperforming loans	$ 1,800,000,000		$ 1,100,000,000
Current Or Less Than Thirty Days Past Due [Member] | Non-U.S. Commercial | Consumer Credit Card Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage Of Outstandings By Aging			95.00%
Purchased Credit-Impaired [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage Of Outstandings By Aging	3.43%	[7]	3.73%	[8]
Loans Measured at Fair Value [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage Of Outstandings By Aging	0.95%		0.35%

[1]	Home loans includes $3.6 billion of fully-insured loans, $770 million of nonperforming loans and $119 million of TDRs that were removed from the Countrywide PCI loan portfolio prior to the adoption of accounting guidance on PCI loans effective January 1, 2010.
[2]	Home loans includes $2.4 billion of fully-insured loans, $818 million of nonperforming loans and $156 million of TDRs that were removed from the Countrywide PCI loan portfolio prior to the adoption of accounting guidance on PCI loans effective January 1, 2010.
[3]	Home loans includes $21.2 billion of fully-insured loans and $378 million of TDRs that were removed from the Countrywide PCI loan portfolio prior to the adoption of accounting guidance on PCI loans effective January 1, 2010.
[4]	Home loans includes $16.8 billion of fully-insured loans and $372 million of TDRs that were removed from the Countrywide PCI loan portfolio prior to the adoption of accounting guidance on PCI loans effective January 1, 2010.
[5]	Home loans includes $1.8 billion of nonperforming loans as all principal and interest are not current or the loans are TDRs that have not demonstrated sustained repayment performance.
[6]	Home loans includes $1.1 billion of nonperforming loans as all principal and interest are not current or the loans are TDRs that have not demonstrated sustained repayment performance.
[7]	PCI loan amounts are shown gross of the valuation allowance.
[8]	PCI loan amounts are shown gross of the valuation allowance and exclude $1.6 billion of PCI home loans from the Merrill Lynch acquisition which are included in their appropriate aging categories.
[9]	Certain consumer loans are accounted for under the fair value option and include residential mortgage loans of $906 million and discontinued real estate loans of $1.3 billion at December 31, 2011. Certain commercial loans are accounted for under the fair value option and include U.S. commercial loans of $2.2 billion and non-U.S. commercial loans of $4.4 billion at December 31, 2011. See Note 22 – Fair Value Measurements and Note 23 – Fair Value Option for additional information.
[10]	Excludes $2.2 billion of loans accounted for under the fair value option.
[11]	Total outstandings includes non-U.S. residential mortgages of $85 million at December 31, 2011.
[12]	Total outstandings includes non-U.S. residential mortgages of $90 million at December 31, 2010.
[13]	Excludes Countrywide PCI loans.
[14]	Total outstandings includes $9.9 billion of pay option loans and $1.2 billion of subprime loans at December 31, 2011. The Corporation no longer originates these products.
[15]	Total outstandings includes $11.8 billion of pay option loans and $1.3 billion of subprime loans at December 31, 2010. The Corporation no longer originates these products.
[16]	Total outstandings includes dealer financial services loans of $43.0 billion, consumer lending loans of $8.0 billion, U.S. securities-based lending margin loans of $23.6 billion, student loans of $6.0 billion, non-U.S. consumer loans of $7.6 billion and other consumer loans of $1.5 billion at December 31, 2011.
[17]	Total outstandings includes dealer financial services loans of $43.3 billion, consumer lending loans of $12.4 billion, U.S. securities-based lending margin loans of $16.6 billion, student loans of $6.8 billion, non-U.S. consumer loans of $8.0 billion and other consumer loans of $3.2 billion at December 31, 2010.
[18]	Total outstandings includes consumer finance loans of $1.7 billion, other non-U.S. consumer loans of $929 million and consumer overdrafts of $103 million at December 31, 2011.
[19]	Total outstandings includes consumer finance loans of $1.9 billion, other non-U.S. consumer loans of $803 million and consumer overdrafts of $88 million at December 31, 2010.
[20]	of the other consumer portfolio was associated with portfolios from certain consumer finance businesses that the Corporation previously exited
[21]	96 percent of the other consumer portfolio was associated with portfolios from certain consumer finance businesses that the Corporation previously exited.
[22]	Total outstandings includes U.S. commercial real estate loans of $37.8 billion and non-U.S. commercial real estate loans of $1.8 billion at December 31, 2011.
[23]	Total outstandings includes U.S. commercial real estate loans of $46.9 billion and non-U.S. commercial real estate loans of $2.5 billion at December 31, 2010.
[24]	Excludes $6.6 billion of loans accounted for under the fair value option.
[25]	Includes $204 million of PCI loans in the commercial portfolio segment and excludes $3.3 billion of loans accounted for under the fair value option.